Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information
(14) Segment Information

The Company defines its reportable operating segments as the three geographical regions in which its communities are located: Southern California, Northern California and Seattle Metro.  Excluded from segment revenues are communities classified in discontinued operations, management and other fees from affiliates, and interest and other income.  Non-segment revenues and net operating income included in the following schedule also consist of revenue generated from commercial properties.  Other non-segment assets include real estate under development, co-investments, cash and cash equivalents, marketable securities, notes and other receivables, prepaid expenses and other assets and deferred charges.

The revenues and net operating income for each of the reportable operating segments are summarized as follows for the years ended December 31, 2011, 2010, and 2009 ($ in thousands):

	Years Ended December 31,
	2011	2010	2009
Revenues:
Southern California	$223,304	$200,541	$201,083
Northern California	149,457	127,302	121,582
Seattle Metro	81,967	70,348	71,060
Other real estate assets	10,985	7,537	7,825
Total property revenues	$465,713	$405,728	$401,550

Net operating income:
Southern California	$146,519	$132,150	$134,179
Northern California	99,047	82,288	80,274
Seattle Metro	52,173	43,006	44,603
Other real estate assets	8,740	5,120	5,037
Total net operating income	306,479	262,564	264,093

Depreciation	(151,428)	(128,221)	(116,540)
Interest expense before amortization	(91,694)	(82,756)	(81,196)
Amortization expense	(11,474)	(4,828)	(4,820)
Management and other fees	6,780	4,551	4,325
General and administrative	(20,694)	(23,255)	(24,966)
Cost of management and other fees	(4,610)	(2,707)	(3,096)
Impairment and other charges	-	(2,302)	(13,084)
Interest and other income	17,139	27,841	13,040
Gain (loss) on early retirement of debt	(1,163)	(10)	4,750
Equity (loss) income in co-investments	(467)	(1,715)	670
Gain on sale of real estate	-	-	103

Income before discontinued operations	$48,868	$49,162	$43,279

Total assets for each of the reportable operating segments are summarized as follow as of December 31, 2011 and 2010 ($ in thousands):

	As of December 31,
Assets:	2011	2010
Southern California	$1,478,018	$1,428,264
Northern California	1,241,320	1,119,555
Seattle Metro	579,612	560,463
Other real estate assets	94,088	80,726
Net reportable operating segments - real estate assets	3,393,038	3,189,008
Real estate for development	44,280	217,531
Co-investments	383,412	107,840
Cash and cash equivalents, including restricted cash	35,463	35,694
Marketable securities	74,275	92,310
Notes and other receivables	66,369	49,444
Other non-segment assets	40,127	41,060
Total assets	$4,036,964	$3,732,887